Summary of Significant Accounting Policies (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
U.S. treasury bills	$ 6.1	$ 9.8	$ 21.3
Cash equivalents	2.2	3.9	$ 0.7
Unrecognized stock option compensation expense	$ 2.0	$ 4.2